Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of current and deferred portions of income tax expense
	For the Years Ended December 31,
	2022	2021	2020
Current tax provision	$264,467	$263,080	$239,496
Deferred tax provision	15,602	-	-
Income tax expense	$280,069	$263,080	$239,496

Schedule of effective tax rate
	For the Years Ended December31,
	2022	2021	2020
PRC statutory income tax rate	25%	25%	25%
Effect of income tax exemptions and reliefs	(10)%	(10)%	(10)%
Effect of deferred offering costs deducted for tax purpose	-	(1)%	-
Effect of additional deduction allowed for tax purposes	(6)%	(6)%	(6)%
Effective tax rate	9%	8%	9%

Schedule of deferred liability
	December 31, 2022	December 31, 2021
Advance payment for professional service	$15,221	$-
Deferred tax liability	$15,221	$-